Document and Entity Information	Feb. 26, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	Fortive Corp
Amendment Flag	false
Entity Central Index Key	0001659166
Document Type	8-K
Document Period End Date	Feb. 26, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-37654
Entity Tax Identification Number	47-5654583
Entity Address, Address Line One	6920 Seaway Blvd
Entity Address, City or Town	Everett
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98203
City Area Code	(425)
Local Phone Number	446-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $.01 per share
Trading Symbol	FTV
Security Exchange Name	NYSE
Euro Denominated Senior Notes 3 Point 7 Percent Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.700% Notes due 2026
Trading Symbol	FTV26A
Security Exchange Name	NYSE
Euro Denominated Senior Notes 3 Point 7 Percent Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.700% Notes due 2029
Trading Symbol	FTV29
Security Exchange Name	NYSE